23. TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS	12 Months Ended
Dec. 31, 2019
Disclosure of taxes, income tax and social contribution tax [abstract]
TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS

23. TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS

	2019	2018
Current
ICMS	112	168
COFINS	135	146
PASEP	29	32
INSS	25	23
Others (1)	58	41
	359	410
Non-current
COFINS	1	25
PASEP	-	4
	1	29
	360	439
Amounts to be refunded to customers
Non-current
PASEP/COFINS	4,193	1,124
	4,193	1,124

(1)	This includes the withholding income tax on Interest on equity paid in January 2020, in accordance with the tax legislation.

The amounts of PIS/Pasep and Cofins taxes to be refunded to customers refer to the credits to be received by the Company following the court judgment which excluded ICMS tax amounts from the basis for calculation of those taxes. For further information see Note 10.